Share-Based Compensation - Summary of Stock Based Compensation Expense (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of stockbased compensation expense [Line Items]
Total	₽ 10,999	₽ 7,820	₽ 644
Fulfillment and delivery [Member]
Disclosure of stockbased compensation expense [Line Items]
Stock based compensation expense	829	635	53
Sales and marketing [Member]
Disclosure of stockbased compensation expense [Line Items]
Stock based compensation expense	1,354	1,013	81
Technology and content [Member]
Disclosure of stockbased compensation expense [Line Items]
Stock based compensation expense	3,117	2,245	152
General and administrative [Member]
Disclosure of stockbased compensation expense [Line Items]
Stock based compensation expense	₽ 5,699	₽ 3,927	₽ 358